Commitments and Contingencies	12 Months Ended
Mar. 31, 2024
Commitments And Contingencies [Abstract]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
Contingencies
From time to time, the Company may become involved in various claims and litigation as part of its normal course of business. While the final outcome thereof cannot be predicted, based on the information currently available, management believes the resolution of current pending claims and litigation will not have a material impact on the Company’s financial position and results of operations. Claims for which there is a probable unfavorable outcome are recorded in provisions.
15. COMMITMENTS AND CONTINGENCIES (CONT’D)
Operating commitments
Operating expenditures contracted for at the end of the reporting period but not yet incurred are as follows:

Year ended	March 31, 2024
Technology licenses, infrastructure and other	Total
$
2025	6,725
2026	3,096
2027	1,660
2028	1,009
Thereafter	2,070
14,560